Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Operating activities:
Net loss for the period	$ (2,050,551)	$ (3,533,284)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	336,366	410,555
Stock issued for services	762,794	114,491
Depletion	233,798	239,002
Depreciation	31,768	37,633
Accretion of asset retirement obligation	416,354	377,197
Accretion expense	146,329	34,586
Change in fair value of derivative liability	(1,473,638)	199,789
Unrealized foreign exchange loss	53,699	1,813
Accrued interest	49,409	80,278
Interest income	(17,733)
Loss on debt settlement	238,724	22,406
Provision for loan receivable		54,008
Gain on disposal of equipment	(40,074)
Changes in operating assets and liabilities:
Accounts receivable	(469,752)	(234,969)
Prepaid expenses and deposits	(71,201)	5,733
Accounts payable and accrued liabilities	(18,680)	565,459
Lease payments	(11,114)	(25,369)
Net cash used in operating activities	(1,883,502)	(1,650,672)
Investing activities:
Property and equipment expenditures	(180,739)	(73,725)
Disposal of equipment	65,016
Oil and gas properties expenditures	(66,122)	(5,084)
Net cash used in investing activities	(181,845)	(78,809)
Financing activities:
Proceeds from stock subscriptions received	544,880	1,004,228
Proceeds from loans payable	525,642	83,651
Proceeds from exercise of options	191,032
Proceeds from exercise of warrants	1,772,884
Repayment of loans payable	(394,883)	(59,177)
Repayment of notes receivable	23,745
Proceeds from convertible debt
Net cash provided by financing activities	2,663,300	1,028,702
Effect of exchange rate changes on cash and cash equivalents	220,000	(44,669)
Net increase (decrease) in cash, cash equivalents, and restricted cash	817,953	(745,448)
Cash, cash equivalents and restricted cash, beginning of year	214,475	959,923
Cash, cash equivalents and restricted cash, end of year	1,032,428	214,475
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents, end of period	1,026,990	202,712
Restricted cash, end of period	5,438	11,763
Cash, cash equivalents and restricted cash, end of period	1,032,428	214,475
Supplemental Cash Flow Information:
Accounts payable and debt settled by issuance of shares	198,782	355,087
Warrants exercised to settle debt	194,359
Warrants issued to settle debt	152,750
Initial recognition of right-of-use asset		57,919
Stock issued for conversion of debentures	601,860
Cash interest paid	$ 29,980	$ 14,515